LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY ASSET-BACKED SECURITY–0.10%
•SLC Student Loan Trust Series 2005-3 A3 0.37% (LIBOR03M + 0.12%) 6/15/29	930,317	$ 922,964
Total Agency Asset-Backed Security (Cost $927,631)		922,964
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.94%
•Fannie Mae REMICs
Series 2011-86 NF 0.70% (LIBOR01M + 0.55%) 9/25/41	1,572,180	1,594,375
Series 2014-49 AF 0.48% (LIBOR01M + 0.32%) 8/25/44	707,256	704,552
Series 2017-95 FA 0.51% (LIBOR01M + 0.35%) 11/25/47	4,105,603	4,101,962
Series 2019-53 FA 0.56% (LIBOR01M + 0.40%) 9/25/49	4,747,808	4,750,881
•Freddie Mac REMICs
0.56% (LIBOR01M + 0.40%) 12/15/38	6,163,709	6,153,673
Series 4347 WF 0.56% (LIBOR01M + 0.40%) 1/15/40	1,621,604	1,618,287
Series 4367 GF 0.51% (LIBOR01M + 0.35%) 3/15/37	4,406,566	4,390,905
Series 4419 AF 0.50% (LIBOR01M + 0.34%) 6/15/40	2,875,618	2,872,734
Series 4730 WF 0.51% (LIBOR01M + 0.35%) 8/15/38	4,664,256	4,650,124
•Freddie Mac Strips
Series 328 F4 0.51% (LIBOR01M + 0.35%) 2/15/38	4,579,524	4,545,106
Series 330 F4 0.51% (LIBOR01M + 0.35%) 10/15/37	2,093,837	2,073,167
•GNMA
Series 2016-H11 F 0.95% (LIBOR01M + 0.80%) 5/20/66	2,370,032	2,382,839
Series 2016-H17 FC 0.98% (LIBOR01M + 0.83%) 8/20/66	2,161,334	2,176,275
Series 2016-H19 FA 0.93% (LIBOR01M + 0.78%) 9/20/66	2,005,977	2,028,909
Total Agency Collateralized Mortgage Obligations (Cost $44,056,258)		44,043,789
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.36%
•Fannie Mae-Aces Series 2017-M13 FA 0.58% (LIBOR01M + 0.40%) 10/25/24	3,232,876	$ 3,237,046
Total Agency Commercial Mortgage-Backed Security (Cost $3,232,876)		3,237,046
AGENCY MORTGAGE-BACKED SECURITIES–3.11%
Fannie Mae REMICs 1.50% 2/25/43	9,826,498	9,954,698
Freddie Mac REMICs
1.50% 12/15/42	9,975,975	10,109,651
2.50% 6/25/34	2,671,767	2,694,575
2.50% 10/25/48	4,875,008	4,933,623
Total Agency Mortgage-Backed Securities (Cost $27,005,489)		27,692,547
AGENCY OBLIGATIONS–8.49%
Federal Home Loan Mortgage
0.25% 8/24/23	12,400,000	12,401,076
× 0.69% 8/5/25	8,000,000	7,965,552
0.70% 8/19/25	15,000,000	14,937,464
0.77% 7/15/25	15,000,000	15,007,138
Federal National Mortgage Association
0.65% 8/25/25	18,300,000	18,320,321
0.70% 7/30/25	7,000,000	6,992,437
Total Agency Obligations (Cost $75,683,779)		75,623,988
CORPORATE BONDS–51.26%
Aerospace & Defense–0.48%
Boeing
2.13% 3/1/22	1,200,000	1,208,663
2.30% 8/1/21	3,000,000	3,039,412
		4,248,075
Agriculture–1.52%
BAT Capital 2.76% 8/15/22	500,000	518,146
BAT International Finance 3.50% 6/15/22	300,000	314,356
Imperial Brands Finance
3.13% 7/26/24	5,500,000	5,815,128
3.75% 7/21/22	1,600,000	1,671,680
Reynolds American 4.00% 6/12/22	5,000,000	5,269,844
		13,589,154
Airlines–0.43%
♦Continental Airlines Pass Through Trust 5.98% 10/19/23	607,139	595,429
Delta Air Lines 3.63% 3/15/22	3,200,000	3,146,635
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦Northwest Airlines Pass Through Trust 6.26% 5/20/23	65,855	$ 64,665
		3,806,729
Auto Manufacturers–5.76%
Daimler Finance North America
3.00% 2/22/21	8,522,000	8,603,830
3.35% 5/4/21	5,000,000	5,079,722
Ford Motor Credit
3.34% 3/18/21	1,100,000	1,100,605
4.25% 9/20/22	2,900,000	2,925,114
5.09% 1/7/21	2,300,000	2,302,875
General Motors Financial
•1.12% (LIBOR03M + 0.85%) 4/9/21	2,500,000	2,498,812
3.55% 7/8/22	1,400,000	1,447,817
4.20% 11/6/21	5,200,000	5,369,078
Hyundai Capital America
•1.22% (LIBOR03M + 0.94%) 7/8/21	1,100,000	1,100,795
2.85% 11/1/22	2,800,000	2,895,324
Nissan Motor Acceptance
•1.16% (LIBOR03M + 0.89%) 1/13/22	3,100,000	3,064,015
2.60% 9/28/22	200,000	201,997
3.65% 9/21/21	5,000,000	5,099,143
Volkswagen Group of America Finance
•1.02% (LIBOR03M + 0.77%) 11/13/20	6,000,000	6,003,880
4.00% 11/12/21	3,500,000	3,630,262
		51,323,269
Banks–16.17%
Aozora Bank 3.81% 9/7/21	1,500,000	1,535,790
•Banco Santander Chile 1.46% (LIBOR03M + 1.20%) 11/28/21	2,000,000	1,993,244
μBank of America 2.33% 10/1/21	1,200,000	1,200,000
Barclays
•1.66% (LIBOR03M + 1.38%) 5/16/24	5,500,000	5,514,981
μ4.34% 5/16/24	4,000,000	4,293,901
•Citigroup 1.68% (LIBOR03M + 1.43%) 9/1/23	8,000,000	8,133,201
Credit Suisse Group Funding Guernsey 3.45% 4/16/21	4,000,000	4,066,956
Danske Bank
μ1.17% 12/8/23	980,000	980,069
•1.31% (LIBOR03M + 1.06%) 9/12/23	5,000,000	4,960,727
•First Abu Dhabi Bank PJSC 1.22% (LIBOR03M + 0.95%) 4/16/22	2,000,000	2,001,693
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group
•1.04% (LIBOR03M + 0.78%) 10/31/22	3,000,000	$ 3,012,668
μ2.88% 10/31/22	3,250,000	3,327,676
3.00% 4/26/22	3,100,000	3,144,704
HSBC Holdings
•1.27% (LIBOR03M + 1.00%) 5/18/24	1,468,000	1,462,427
μ3.26% 3/13/23	3,100,000	3,205,350
3.60% 5/25/23	300,000	320,115
μ3.95% 5/18/24	1,000,000	1,071,442
JPMorgan Chase & Co.
μ3.21% 4/1/23	2,200,000	2,285,866
•3.74% (LIBOR03M + 3.47%) 12/29/49	2,787,000	2,668,169
Lloyds Banking Group
μ2.86% 3/17/23	2,600,000	2,672,673
4.05% 8/16/23	6,500,000	7,050,571
Mitsubishi UFJ Financial Group
1.41% 7/17/25	4,000,000	4,049,341
2.62% 7/18/22	4,896,000	5,074,284
3.76% 7/26/23	6,000,000	6,494,570
Mizuho Financial Group
•0.86% (LIBOR03M + 0.61%) 9/8/24	3,000,000	2,993,064
•0.88% (LIBOR03M + 0.63%) 5/25/24	1,000,000	999,284
•1.10% (LIBOR03M + 0.85%) 9/13/23	4,100,000	4,121,197
μ1.24% 7/10/24	2,300,000	2,317,895
μNatwest Group
3.50% 5/15/23	5,000,000	5,178,190
4.52% 6/25/24	4,200,000	4,526,560
QNB Finance
•1.25% (LIBOR03M + 1.00%) 5/2/22	3,800,000	3,789,878
•1.61% (LIBOR03M + 1.35%) 5/31/21	2,000,000	2,006,880
2.13% 9/7/21	3,500,000	3,531,851
Santander UK 2.10% 1/13/23	7,000,000	7,223,397
μStandard Chartered 2.74% 9/10/22	7,000,000	7,110,698
Sumitomo Mitsui Financial Group
1.47% 7/8/25	2,500,000	2,545,422
2.78% 10/18/22	6,000,000	6,266,035
2.85% 1/11/22	3,000,000	3,089,370
μUBS Group 1.01% 7/30/24	1,800,000	1,803,936
μWells Fargo & Co. 1.65% 6/2/24	6,000,000	6,110,285
		144,134,360
Beverages–0.17%
Bacardi 4.50% 1/15/21	1,500,000	1,501,861
		1,501,861

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.74%
Gilead Sciences 0.75% 9/29/23	6,600,000	$ 6,613,431
		6,613,431
Building Materials–0.47%
Carrier Global 2.24% 2/15/25	4,000,000	4,169,371
		4,169,371
Chemicals–0.47%
Nutrition & Biosciences 1.23% 10/1/25	4,200,000	4,196,085
		4,196,085
Commercial Services–0.62%
Central Nippon Expressway
2.24% 2/16/21	500,000	502,720
2.29% 4/23/21	2,000,000	2,016,960
Equifax 3.60% 8/15/21	2,900,000	2,976,098
		5,495,778
Computers–0.65%
Dell International
4.42% 6/15/21	375,000	383,859
5.45% 6/15/23	4,900,000	5,372,068
		5,755,927
Diversified Financial Services–6.84%
AerCap Ireland Capital
3.95% 2/1/22	1,100,000	1,113,614
5.00% 10/1/21	2,300,000	2,370,574
Air Lease
2.50% 3/1/21	3,000,000	3,018,053
4.25% 2/1/24	5,200,000	5,397,665
Aircastle 5.50% 2/15/22	1,900,000	1,942,670
Ally Financial 1.45% 10/2/23	4,500,000	4,488,785
Avolon Holdings Funding 2.88% 2/15/25	4,700,000	4,307,208
BGC Partners 5.13% 5/27/21	5,200,000	5,283,394
BOC Aviation
•1.30% (LIBOR03M + 1.05%) 5/2/21	1,500,000	1,495,980
2.38% 9/15/21	750,000	755,182
3.00% 5/23/22	4,000,000	4,084,314
Cantor Fitzgerald 6.50% 6/17/22	1,000,000	1,078,992
International Lease Finance 5.88% 8/15/22	800,000	855,994
LeasePlan 2.88% 10/24/24	5,000,000	5,159,152
Mitsubishi UFJ Lease & Finance 2.65% 9/19/22	6,700,000	6,895,925
Nomura Holdings
1.85% 7/16/25	6,300,000	6,413,735
2.65% 1/16/25	2,300,000	2,421,581
ORIX 2.90% 7/18/22	2,000,000	2,070,313
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Park Aerospace Holdings
3.63% 3/15/21	100,000	$ 99,568
4.50% 3/15/23	1,700,000	1,686,463
		60,939,162
Electric–3.10%
•Dominion Energy 0.77% (LIBOR03M + 0.53%) 9/15/23	700,000	701,121
Exelon 2.45% 4/15/21	1,300,000	1,311,244
FirstEnergy 2.85% 7/15/22	3,030,000	3,105,595
Israel Electric 5.00% 11/12/24	4,000,000	4,500,000
NextEra Energy Capital Holdings
1.95% 9/1/22	5,500,000	5,666,225
3.20% 2/25/22	600,000	623,069
Pacific Gas and Electric
•1.72% (LIBOR03M + 1.48%) 6/16/22	900,000	901,930
1.75% 6/16/22	5,400,000	5,405,218
2.10% 8/1/27	1,300,000	1,263,327
2.95% 3/1/26	200,000	203,795
3.25% 6/15/23	100,000	103,567
3.40% 8/15/24	500,000	522,526
3.75% 2/15/24	100,000	104,723
3.85% 11/15/23	200,000	211,015
Southern 2.35% 7/1/21	3,000,000	3,039,450
		27,662,805
Engineering & Construction–0.03%
Heathrow Funding 4.88% 7/15/23	300,000	306,995
		306,995
Food–0.45%
McCormick & Co. 2.70% 8/15/22	900,000	937,139
Mondelez International Holdings Netherlands 2.00% 10/28/21	3,000,000	3,047,016
		3,984,155
Gas–0.15%
^British Transco International Finance 0.00% 11/4/21	520,000	514,812
CenterPoint Energy Resources 3.55% 4/1/23	800,000	856,761
		1,371,573
Holding Companies-Diversified–0.24%
CK Hutchison International 19 3.25% 4/11/24	2,000,000	2,129,060
		2,129,060

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders–0.12%
DR Horton 4.38% 9/15/22	1,000,000	$ 1,060,684
		1,060,684
Insurance–1.06%
•Assurant 1.48% (LIBOR03M + 1.25%) 3/26/21	367,000	366,870
•Athene Global Funding 1.53% (LIBOR03M + 1.23%) 7/1/22	9,000,000	9,068,636
		9,435,506
Machinery Diversified–0.51%
Otis Worldwide 2.06% 4/5/25	4,300,000	4,516,550
		4,516,550
Media–0.61%
Charter Communications Operating
4.46% 7/23/22	2,000,000	2,117,342
4.50% 2/1/24	3,000,000	3,325,970
		5,443,312
Oil & Gas–2.06%
BG Energy Capital 4.00% 10/15/21	3,000,000	3,104,615
•Occidental Petroleum 1.73% (LIBOR03M + 1.45%) 8/15/22	5,000,000	4,562,500
•Valero Energy 1.40% (LIBOR03M + 1.15%) 9/15/23	4,400,000	4,384,908
Woodside Finance
3.65% 3/5/25	800,000	846,236
4.60% 5/10/21	5,400,000	5,465,604
		18,363,863
Pharmaceuticals–2.48%
AbbVie
•0.60% (LIBOR03M + 0.35%) 5/21/21	1,100,000	1,101,090
2.30% 11/21/22	7,400,000	7,657,446
5.00% 12/15/21	5,400,000	5,628,756
Bristol-Myers Squibb 3.20% 6/15/26	600,000	676,318
CVS Health
3.35% 3/9/21	1,594,000	1,614,801
3.50% 7/20/22	1,200,000	1,258,565
Mylan 3.15% 6/15/21	2,800,000	2,845,079
Zoetis 3.45% 11/13/20	1,300,000	1,301,208
		22,083,263
Pipelines–0.61%
Energy Transfer Operating 4.25% 3/15/23	1,700,000	1,767,467
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	$ 3,714,051
		5,481,518
Retail–0.16%
AutoNation 3.35% 1/15/21	1,400,000	1,406,123
		1,406,123
Savings & Loans–0.91%
Nationwide Building Society
2.00% 1/27/23	5,400,000	5,556,269
2.45% 7/27/21	2,500,000	2,538,705
		8,094,974
Semiconductors–1.12%
Broadcom 3.46% 9/15/26	6,253,000	6,850,836
NXP
4.63% 6/1/23	1,000,000	1,094,971
4.88% 3/1/24	1,800,000	2,023,833
		9,969,640
Telecommunications–0.93%
Crown Castle Towers 3.22% 5/15/42	2,200,000	2,231,975
Sprint Spectrum 3.36% 3/20/23	483,750	489,168
T-Mobile USA 1.50% 2/15/26	5,600,000	5,612,208
		8,333,351
Transportation–0.28%
Kansas City Southern
3.00% 5/15/23	1,250,000	1,285,429
3.13% 6/1/26	1,200,000	1,258,016
		2,543,445
Trucking & Leasing–2.12%
Aviation Capital Group 2.88% 1/20/22	6,100,000	6,053,490
•GATX 0.97% (LIBOR03M + 0.72%) 11/5/21	1,600,000	1,597,926
Penske Truck Leasing
3.45% 7/1/24	5,000,000	5,411,451
4.88% 7/11/22	175,000	188,058
SMBC Aviation Capital Finance
2.65% 7/15/21	4,600,000	4,638,604
3.00% 7/15/22	1,000,000	1,020,046
		18,909,575
Total Corporate Bonds (Cost $447,791,425)		456,869,594

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BOND–0.34%
University of California (TXBL-SER BG) Series BG 0.88% 5/15/25	3,000,000	$ 3,026,190
Total Municipal Bond (Cost $3,008,924)		3,026,190
NON-AGENCY ASSET-BACKED SECURITIES–10.66%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 1.35% (LIBOR01M + 1.20%) 10/25/34	11,297	11,354
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.15% (LIBOR01M + 1.00%) 10/25/34	52,768	51,764
•Arbor Realty Collateralized Loan Obligation Series 2017-FL3 A 1.14% (LIBOR01M + 0.99%) 12/15/27	2,500,000	2,476,031
•Arbor Realty Commercial Real Estate Notes Series 2019-FL1 A 1.30% (LIBOR01M + 1.15%) 5/15/37	1,100,000	1,088,307
•Asset Backed Securities Home Equity Loan Trust Series 2004-HE2 M1 0.97% (LIBOR01M + 0.83%) 4/25/34	2,083,282	2,010,733
•Atrium XII Series 12A AR 1.09% (LIBOR03M + 0.83%) 4/22/27	4,943,545	4,896,972
•Bear Stearns Asset Backed Securities I Trust Series 2005-AQ1 M3 0.90% (LIBOR01M + 0.75%) 3/25/35	1,104,000	1,062,965
•Bear Stearns Asset Backed Securities Trust Series 2003-2 A3 1.65% (LIBOR01M + 1.50%) 3/25/43	64,206	64,154
•BlueMountain CLO Series 2015-1A A1R 1.60% (LIBOR03M + 1.33%) 4/13/27	207,943	207,888
•CBAM Series 2017-3A A 1.50% (LIBOR03M + 1.23%) 10/17/29	2,500,000	2,487,693
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 0.69% (LIBOR01M + 0.54%) 12/25/34	2,036,799	1,949,316
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Finance America Mortgage Loan Trust Series 2004-2 M1 0.97% (LIBOR01M + 0.83%) 8/25/34	473,598	$ 463,936
•GoldenTree Loan Management EUR CLO 4 DAC Series 4A A 1.55% (EURIBOR03M + 1.55%) 7/20/31	3,700,000	4,347,877
•Jamestown CLO IV Series 2014-4A A1BR 0.97% (LIBOR03M + 0.69%) 7/15/26	488,253	487,137
•LoanCore Issuer Series 2019-CRE2 A 1.28% (LIBOR01M + 1.13%) 5/15/36	2,100,000	2,062,769
•Navient Private Education Loan Trust Series 2015-AA A2B 1.35% (LIBOR01M + 1.20%) 12/15/28	929,711	929,333
Navient Private Education Refi Loan Trust Series 2020-A A2A 2.46% 11/15/68	3,000,000	3,133,265
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	2,841,109	2,861,365
•OCP CLO Series 2015-9A A1R 1.08% (LIBOR03M + 0.80%) 7/15/27	959,840	955,622
•OZLM Funding Series 2012-1A A1R2 1.49% (LIBOR03M + 1.23%) 7/22/29	2,472,258	2,452,586
•Palmer Square Loan Funding Series 2020-1A A1 1.05% (LIBOR03M + 0.80%) 2/20/28	3,820,285	3,801,352
•Penarth Master Issuer
Series 2019-1A A1 0.69% (LIBOR01M + 0.54%) 7/18/23	2,000,000	1,998,928
Series 2019-1X A1 0.69% (LIBOR01M + 0.54%) 7/18/23	200,000	199,893
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	3,000,000	3,109,466
•Series 2020-PTA A2B 1.00% (LIBOR01M + 0.85%) 9/15/54	6,000,000	5,921,945
SoFi Consumer Loan Program
Series 2017-5 A2 2.78% 9/25/26	1,563,083	1,577,935
Series 2017-6 A2 2.82% 11/25/26	1,330,090	1,339,540

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program
Series 2016-F A2 3.02% 2/25/40	1,522,934	$ 1,572,701
Series 2017-D A2FX 2.65% 9/25/40	1,071,114	1,098,554
•THL Credit Wind River Series 2012-1A AR2 1.16% (LIBOR03M + 0.88%) 1/15/26	538,865	537,690
•Towd Point Mortgage Trust
Series 2019-4 A1 2.90% 10/25/59	4,810,356	5,095,131
Series 2019-MH1 A1 3.00% 11/25/58	2,363,864	2,423,139
Series 2020-1 A1 2.71% 1/25/60	3,006,849	3,146,259
Series 2020-2 A1A 1.64% 4/25/60	8,306,644	8,461,625
•Towd Point Mortgage Trust
Series 2019-HY2 A1 1.15% (LIBOR01M + 1.00%) 5/25/58	2,147,383	2,147,383
Series 2019-SJ3 A1 3.00% 11/25/59	3,601,058	3,662,418
•Tralee CLO III Series 2014-3A AR 1.30% (LIBOR03M + 1.03%) 10/20/27	2,551,006	2,537,937
•Tralee CLO V Series 2018-5A A1 1.38% (LIBOR03M + 1.11%) 10/20/28	5,100,000	5,047,353
•Venture XVI CLO Series 2014-16A ARR 1.13% (LIBOR03M + 0.85%) 1/15/28	1,692,575	1,671,255
•Venture XVII CLO Series 2014-17A ARR 1.16% (LIBOR03M + 0.88%) 4/15/27	4,798,203	4,730,102
•WhiteHorse IX Series 2014-9A AR 1.43% (LIBOR03M + 1.16%) 7/17/26	928,381	926,089
Total Non-Agency Asset-Backed Securities (Cost $94,172,017)		95,007,762
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.84%
•Avon Finance NO 2 Series 2A A 0.96% (SONIA03M + 0.90%) 9/20/48	4,000,000	5,147,539
•Bear Stearns ARM Trust Series 2003-1 5A1 2.93% 4/25/33	32,051	31,225
•Canterbury Finance No 1 Series 1 A2 1.41% (SONIA03M + 1.35%) 5/16/56	3,200,000	4,126,236
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 3.26% 7/25/33	4,246	$ 4,193
•Fannie Mae REMICs Series 2020-29 FC 0.96% (LIBOR01M + 0.80%) 5/25/50	5,110,512	5,197,344
•Finsbury Square Series 2020-2A A 1.38% (SONIA03M + 1.30%) 6/16/70	3,400,000	4,417,740
•Gosforth Funding Series 2017-1A A1A 0.70% (LIBOR03M + 0.47%) 12/19/59	334,480	334,708
•GSR Mortgage Loan Trust Series 2005-5F 8A1 0.65% (LIBOR01M + 0.50%) 6/25/35	236,875	227,019
•Hawksmoor Mortgage Funding Series 2019-1X A 1.11% (SONIA03M + 1.05%) 5/25/53	1,482,882	1,915,106
•Hawksmoor Mortgages Series 2019-1A A 1.11% (SONIA03M + 1.05%) 5/25/53	3,925,276	5,069,398
•Holmes Master Issuer Series 2018-2A A2 0.70% (LIBOR03M + 0.42%) 10/15/54	4,679,029	4,679,749
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 2.85% 5/25/33	9,326	8,955
•New Residential Mortagage Loan
Series 2018-3A A1 4.50% 5/25/58	679,894	727,109
Series 2019-RPL3 A1 2.75% 7/25/59	5,345,139	5,603,394
•New Residential Mortgage Loan Trust Series 2020-RPL1 A1 2.75% 11/25/59	4,630,032	4,835,632
•New York Mortgage Trust Series 2005-3 A1 0.63% (LIBOR01M + 0.48%) 2/25/36	350,648	337,685
•Sequoia Mortgage Trust Series 2004-6 A1 2.31% 7/20/34	5,885	5,649
•Silverstone Master Issuer Series 2019-1A 1A 0.84% (LIBOR03M + 0.57%) 1/21/70	216,000	216,224

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 0.41% (LIBOR01M + 0.25%) 7/19/35	207,114	$ 193,637
Total Non-Agency Collateralized Mortgage Obligations (Cost $42,199,439)		43,078,542
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.64%
•Bancorp Commercial Mortgage Trust Series 2019-CRE6 A 1.20% (LIBOR01M + 1.05%) 9/15/36	1,124,520	1,108,737
•GPMT Series 2018-FL1 A 1.06% (LIBOR01M + 0.90%) 11/21/35	340,232	338,533
GS Mortgage Securities Trust Series 2011-GC5 A4 3.71% 8/10/44	6,300,000	6,361,085
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 1.60% (LIBOR01M + 1.45%) 12/15/31	2,000,000	1,945,211
•MF1 Series 2019-FL2 A 1.28% (LIBOR01M + 1.13%) 12/25/34	5,600,000	5,505,546
•VMC Finance Series 2018-FL2 A 1.07% (LIBOR01M + 0.92%) 10/15/35	1,466,642	1,426,268
•Wells Fargo Commercial Mortgage Trust Series 2020-SOP A 1.29% (LIBOR01M + 1.14%) 1/15/35	2,400,000	2,324,061
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47	4,266,027	4,491,376
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $23,774,282)		23,500,817
ΔSOVEREIGN BONDS–4.45%
Canada—2.27%
CDP Financial 2.13% 6/11/21	15,000,000	15,186,715
Export Development Canada 1.96% 1/29/25	5,000,000	5,024,602
		20,211,317
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
India—0.08%
•Export-Import Bank of India 1.25% (LIBOR03M + 1.00%) 8/21/22	750,000	$ 741,885
		741,885
Japan—0.98%
Japan Bank for International Cooperation 1.75% 1/23/23	8,500,000	8,762,497
		8,762,497
Republic of Korea—1.12%
Industrial Bank of Korea 2.13% 10/23/24	9,500,000	9,974,810
		9,974,810
Total Sovereign Bonds (Cost $38,747,948)		39,690,509
U.S. TREASURY OBLIGATIONS–7.94%
U.S. Treasury Inflation Indexed Bonds
0.75% 7/15/28	7,017,804	8,081,257
0.88% 1/15/29	2,872,688	3,344,363
U.S. Treasury Notes
×0.38% 3/31/22	46,800,000	46,957,219
×0.38% 7/31/27	8,200,000	8,155,156
0.63% 5/15/30	4,200,000	4,184,906
Total U.S. Treasury Obligations (Cost $69,911,126)		70,722,901

	Number of Contracts
OPTIONS PURCHASED–0.00%
Centrally Cleared–0.00%
Put Options–0.00%
U.S. Treasury 2 yr Notes Strike price $108, expiration date 11/20/20, notional amount $64,800,000	300	300
		300
Over-The-Counter–0.00%
Put Options–0.00%
USD vs CAD Strike price CAD 1.13, expiration date 12/8/20, notional amount CAD5,650,000 JPMC	5,000,000	35
		35
Total Options Purchased (Cost $2,978)		335

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.26%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	2,358,116	$ 2,358,116
Total Money Market Fund (Cost $2,358,116)		2,358,116

Principal Amount°
SHORT-TERM INVESTMENTS—1.41%
Discounted Commercial Paper–1.41%
≠BP Capital Markets 1.50% 10/7/20	8,600,000	8,597,850
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Shell International Finance 2.30% 1/19/21	4,000,000	$ 3,997,052
Total Short-Term Investments (Cost $12,569,739)		12,594,902

TOTAL INVESTMENTS–100.80% (Cost $885,442,027)	898,370,002

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.80%)	(7,153,877)
NET ASSETS APPLICABLE TO 87,174,431 SHARES OUTSTANDING–100.00%	$891,216,125

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
× Fully or partially pledged as collateral for derivatives.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
^ Zero coupon security.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(18,091,000)	USD	13,358,020	10/2/20	$400,294	$—
BNP	CAD	(12,682,000)	USD	9,743,409	10/2/20	219,109	—
BNP	EUR	(3,702,000)	USD	4,440,755	10/2/20	100,166	—
BNP	GBP	(16,030,000)	USD	21,395,053	10/2/20	710,572	—
BNP	JPY	2,758,800,000	USD	(26,066,067)	10/2/20	92,926	—
Total Foreign Currency Exchange Contracts						$1,523,067	$—
LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
1,055	90 Day IMM Eurodollar	$263,143,375	$263,342,538	6/13/22	$—	$(199,163)
872	Bank Acceptance	162,884,007	162,875,821	6/14/21	8,186	—
39	Bank Acceptance	7,278,726	7,275,601	9/19/22	3,125	—
537	Bank Acceptance	100,197,251	100,151,705	12/19/22	45,546	—
45	Bank Acceptance	8,393,461	8,393,527	3/13/23	—	(66)
(96)	Long Gilt	(16,860,426)	(16,877,074)	12/29/20	16,648	—
17	U.S. Treasury 10 yr Ultra Notes	2,718,672	2,710,439	12/21/20	8,233	—
2,392	U.S. Treasury 2 yr Notes	528,538,564	528,319,949	12/31/20	218,615	—
(968)	U.S. Treasury 5 yr Notes	(121,998,250)	(121,883,775)	12/31/20	—	(114,475)
(58)	U.S. Treasury Ultra Bonds	(12,865,125)	(12,951,530)	12/21/20	86,405	—
Total Futures Contracts					$386,758	$(313,704)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.HY.S34-Quarterly[3]	18,952,000	5.00%	6/20/25	$(947,919)	$369,320	$—	$(1,317,239)
Protection Sold
CDX.NA.HY.S35-Quarter[3]	15,100,000	5.00%	12/20/25	(644,838)	(638,192)	—	(6,646)
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
OIS IRS LIBOR03M-(Semiannual/Quarterly)	44,800,000	(0.23%)	2.75%[4]	12/18/29	$(8,834,174)	$(2,770,347)	$—	$(6,063,827)

Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount[2]	Floating Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
OIS IRS LIBOR03M-(Quarterly)	24,400,000	(0.23%)	0.10%[5]	1/13/23	$2,525	$—	$2,525	$—
OIS IRS LIBOR03M-(Quarterly)	18,600,000	(0.23%)	0.10%[5]	1/13/23	1,830	—	1,830	—
						—	4,355	—
Total IRS Contracts						$(2,770,347)	$4,355	$(6,063,827)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2020.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Rate resets based on FEDLO1–Federal Funds Rate.
[5] Rate resets based on LIBOR03M.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BNP–BNP Paribas
CAD–Canadian Dollar
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
OIS–Overnight Index Swap
PJSC–Public Joint Stock Company
REMICs–Real Estate Mortgage Investment Conduits
SONIA03M–Sterling Overnight Index Average Offered Rate GBP 3 Month
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
yr–Year
See accompanying notes.
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Other debt securities, credit default swap (“CDS”) contracts, interest rate swap contracts and interest rate swap option contracts (“Swaptions”) are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Security	$—	$922,964	$—	$922,964
Agency Collateralized Mortgage Obligations	—	44,043,789	—	44,043,789
Agency Commercial Mortgage-Backed Security	—	3,237,046	—	3,237,046
Agency Mortgage-Backed Securities	—	27,692,547	—	27,692,547
Agency Obligations	—	75,623,988	—	75,623,988
Corporate Bonds	—	456,869,594	—	456,869,594
Municipal Bond	—	3,026,190	—	3,026,190
Non-Agency Asset-Backed Securities	—	95,007,762	—	95,007,762
Non-Agency Collateralized Mortgage Obligations	—	43,078,542	—	43,078,542
Non-Agency Commercial Mortgage-Backed Securities	—	23,500,817	—	23,500,817
Sovereign Bonds	—	39,690,509	—	39,690,509
U.S. Treasury Obligations	—	70,722,901	—	70,722,901
Options Purchased	300	35	—	335
Money Market Fund	2,358,116	—	—	2,358,116
Short-Term Investment	—	12,594,902	—	12,594,902
Total Investments	$2,358,416	$896,011,586	$—	$898,370,002
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,523,067	$—	$1,523,067
Futures Contracts	$386,758	$—	$—	$386,758
Swap Contracts	$—	$4,355	$—	$4,355
Liabilities:
Futures Contracts	$(313,704)	$—	$—	$(313,704)
Swap Contracts	$—	$(7,387,712)	$—	$(7,387,712)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund–13